Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2016
Deferred revenue and customer advances
Schedule of respective balances of deferred revenue and customer advances

	As of March 31,
	2015	2016
	(in millions of RMB)
Deferred revenue	5,781	7,236
Customer advances	2,578	3,479

	8,359	10,715
Less: current portion	(7,914)	(10,297)

Non-current portion	445	418